Shareholder Report, Average Annual Return (Details)	12 Months Ended	57 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000016814
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(4.45%)		(0.69%)	1.16%
C000016816
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(3.46%)		(0.87%)	0.69%
C000016817
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000223770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016814
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.75%)		(0.13%)	1.44%
Without Sales Load [Member] | C000016816
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.51%)		(0.87%)	0.69%
Without Sales Load [Member] | C000016817
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.66%)		0.08%	1.69%
Without Sales Load [Member] | C000223770
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.66%)	(0.25%)
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.08%		0.40%	2.18%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.08%		0.40%	2.18%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.08%		0.40%	2.18%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.08%	0.16%
DWS Index: Bloomberg California Exempt Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.19%		0.33%	2.13%
DWS Index: Bloomberg California Exempt Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.19%		0.33%	2.13%
DWS Index: Bloomberg California Exempt Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.19%		0.33%	2.13%
DWS Index: Bloomberg California Exempt Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.19%	0.09%